RELATED PARTY TRANSACTIONS - Services provided by related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Cost of Revenue	¥ 56,058,918	$ 7,895,733	¥ 46,888,032	¥ 64,933,024
Home Furnishing Services [Member]
RELATED PARTY TRANSACTIONS
Purchase of home furnishing goods	144,119		1,595
Tencent | Online marketing services
RELATED PARTY TRANSACTIONS
Cost of Revenue	122,452		159,564	193,866
Yuanjing Mingde | Rental and property management services
RELATED PARTY TRANSACTIONS
Cost of Revenue	21,882		27,379	30,609
Ziroom | Referral services
RELATED PARTY TRANSACTIONS
Cost of Revenue	10,661		8,131	7,942
IFM | Referral services
RELATED PARTY TRANSACTIONS
Cost of Revenue	6,339		5,590	10,672
Brokerage firms | Referral services
RELATED PARTY TRANSACTIONS
Cost of Revenue	853,139		673,972	831,591
Others
RELATED PARTY TRANSACTIONS
Cost of Revenue	35,917		1,122	1,322
Related party
RELATED PARTY TRANSACTIONS
Cost of Revenue	1,050,390		875,758	¥ 1,076,002
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS
Purchase of home furnishing goods	¥ 144,119		¥ 1,595